Share of results of associates	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Share of results of associates
4. Share of results of associates
Share of results of associates includes:

	2021	2020	2019
Continuing operations	£m	£m	£m
Share of profit before interest and taxation	208.5	142.5	99.2
Share of exceptional losses	(62.3)	(146.1)	(47.8)
Share of interest and non-controlling interests	(83.9)	(91.4)	(19.4)
Share of taxation	(38.5)	(41.0)	(17.3)
	23.8	(136.0)	14.7
Share of exceptional losses of £62.3 million (2020: £146.1 million, 2019: £47.8 million) primarily comprise £38.8 million (2020: £54.3 million, 2019 £5.3 million) of amortisation and impairment of acquired intangible assets as well as restructuring and one-off transaction costs of £18.8 million (2020: £89.3 million, 2019: £20.3 million) within Kantar.